Leases - Components of Lease Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lease cost:
Reduction in the carrying amount of ROU assets	¥ 15,701		¥ 17,584	¥ 13,432
Interest of lease liabilities	1,342	$ 195	1,613	1,938
Expenses for short-term lease within 12 months	1,506		443	505
Total lease cost	¥ 18,549		¥ 19,640	¥ 15,875